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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue

Winter Park, FL 32789

(Address of principal executive offices) (Zip code)

CITCO Mutual Fund Services, Inc.

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 9/30

Item 1. Schedule of Investments.

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Aggressive Growth Fund

	Shares	Value
COMMON STOCKS - 95.76%
Advertising Services - 2.76%
Getty Images, Inc. (a)	6,300	$542,052

Aerospace/Defense - Equipment - 1.47%
Rockwell Collins, Inc.	6,000	289,920

Airlines - 1.87%
Southwest Airlines Co.	24,800	368,280

Auto/Truck Parts & Equipment - Original - 1.98%
Borg Warner, Inc.	6,900	389,574

Cellular Telecom - 4.50%
Nextel Partners, Inc. (a)	7,500	188,250
NII Holdings, Inc. (a)	8,250	696,712

		884,962

Coal - 3.30%
Peabody Energy Corp.	7,700	649,495

Commercial Banks - Western US - 0.84%
UCBH Holdings, Inc.	9,000	164,880

Commercial Services - 2.13%
Alliance Data Systems Corp. (a)	10,700	418,905

Computer Services - 4.75%
Anteon International Corp. (a)	7,900	337,804
Cognizant Technology Solutions Corp. (a)	12,800	596,352

		934,156

Computers - Memory Devices - 1.42%
Network Appliance, Inc. (a)	11,750	278,945

Data Processing/Management - 1.87%
Navteq Corp. (a)	7,350	367,133

Decision Support Software - 1.38%
Cognos, Inc. (a)	7,000	272,510

Diagnostic Equipment - 3.53%
Cytyc Corp. (a)	16,100	432,285
Gen Probe, Inc. (a)	5,300	262,085

		694,370

Disposable Medical Products - 2.35%
C R Bard, Inc.	7,000	462,210

Diversified Electronics - 1.23%
Dolby Laboratories, Inc. (a)	15,100	241,600

E - Commerce/Services - 2.58%
Monster Worldwide, Inc. (a)	16,500	506,715

Electronic Components - Misc - 0.97%
Jabil Circuit, Inc. (a)	6,185	191,240

Electronic Components - Semiconductor - 4.74%
International Rectifier Corp. (a)	7,700	347,116
Nvidia Corp. (a)	17,100	586,188

		933,304

Electronic Components - Semiconductors - 3.13%
Broadcom Corp. (a)	9,200	431,572
Marvell Technology Group Ltd. (a)	4,000	184,440

		616,012

Electronic Measuring Instruments - 1.31%
Flir Systems, Inc. (a)	8,700	257,346

Hazardous Waste Disposal - 1.03%
Stericycle, Inc. (a)	3,550	202,883

Industrial Automation/Robotics - 2.15%
Rockwell Automation, Inc.	8,000	423,200

Medical - Biomedical/Genetics - 4.12%
Charles River Laboratories International, Inc. (a)	8,700	379,494
Protein Design Labs, Inc. (a)	15,400	431,200

		810,694

Metal Processors & Fabrication - 1.89%
Precision Castparts Corp.	7,000	371,700

Oil & Gas Drilling - 6.54%
Ensco International, Inc.	5,250	244,597
Nabors Industries Ltd. (a)	5,700	409,431
Transocean, Inc. (a)	3,900	239,109
Ultra Petroleum Corp. (a)	6,900	392,472

		1,285,609

Oil Company - Exploration & Production - 1.72%
Southwestern Energy Co. (a)	4,600	337,640

Oil Field Machinery & Equipment - 2.54%
National Oilwell Varco, Inc. (a)	7,600	500,080

Pharmacy Services - 1.07%
Caremark RX, Inc. (a)	4,200	209,706

Physical Practice Management - 1.99%
Pediatrix Medical Group, Inc. (a)	5,100	391,782

Real Estate Management/Services - 2.24%
CB Richard Ellis Group, Inc. (a)	8,950	440,340

Respiratory Products - 1.74%
Resmed, Inc. (a)	4,300	342,495

Retail - Apparel/Shoe - 2.26%
Ross Stores, Inc.	12,100	286,770
Urban Outfitters, Inc. (a)	5,400	158,760

		445,530

Retail - Consumer Electronic - 1.36%
Gamestop Corp. (a)	8,500	267,495

Retail - Restaurants - 2.35%
P F Chang’s China Bistro, Inc. (a)	10,300	461,749

Schools - 2.25%
Education Management Corp. (a)	13,700	441,688

Software & Programming - 1.73%
Amdocs Ltd. (a)	12,300	341,079

Staffing & Outsourcing Services - 2.68%
Paychex, Inc.	14,200	526,536

Telecommunication Equipment - 3.25%
Comverse Technology, Inc. (a)	12,200	320,494
Scientific-Atlanta, Inc.	8,500	318,835

		639,329

Veterinary Diagnostics - 2.58%
VCA Antech, Inc. (a)	19,900	507,848

Web Hosting/Design - 2.16%
Macromedia, Inc. (a)	10,450	425,001

TOTAL COMMON STOCKS (Cost $15,510,580)		$18,835,993

SHORT TERM INVESTMENTS - 4.02%
Money Market Funds - 4.02%
First American Treasury Obligations Fund Class A	$790,926	$790,926

TOTAL SHORT TERM INVESTMENTS (Cost $790,926)		$790,926

Total Investments (Cost $16,301,506) - 99.78%		$19,626,919
Other Assets in Excess of Liabilities, Net 0.22%		43,114

TOTAL NET ASSETS - 100.00%		$19,670,033

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Aggressive Growth Fund	16,301,506	3,812,713	(487,300)	3,325,413

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing

differences	in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Large/Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS - 96.58%
Advertising Agencies - 2.15%
Omnicom Group, Inc.	14,000	$1,170,820

Aerospace/Defense - Equipment - 3.23%
United Technologies Corp.	34,000	1,762,560

Applications Software - 0.73%
Mercury Interactive Corp. (a)	10,000	396,000

Batteries/Battery Systems - 0.05%
Rayovac Corp. (a)	1,220	28,731

Building - Residential/Commercial - 0.56%
Pulte Homes, Inc.	5,000	214,600
Toll Brothers, Inc. (a)	1,980	88,447

		303,047

Business Services - 1.88%
Cintas Corp.	25,000	1,026,250

Chemicals - Diversified - 0.16%
Lyondell Chemical Co.	3,010	86,146

Chemicals - Specialty - 0.07%
Hercules, Inc. (a)	3,000	36,660

Coatings/Paint - 0.13%
Valspar Corp.	3,220	71,999

Computer Services - 0.51%
Cognizant Technology Solutions Corp. (a)	6,000	279,540

Computers - 0.75%
Dell, Inc. (a)	12,000	410,400

Containers - Metal/Glass - 0.10%
Ball Corp.	1,420	52,171

Cosmetics & Toiletries - 3.98%
Colgate-Palmolive Co.	20,000	1,055,800
Estee Lauder Companies, Inc.	32,000	1,114,560

		2,170,360

Diversified Manufacturing Operations - 8.36%
Danaher Corp.	25,000	1,345,750
Dover Corp.	2,620	106,870
Illinois Tool Works, Inc.	7,000	576,310
Ingersoll-Rand Co.	28,000	1,070,440
Roper Industries, Inc.	1,740	68,364
Tyco International Ltd.	50,000	1,392,500

		4,560,234

E-Commerce/Services - 1.28%
EBay, Inc. (a)	17,000	700,400

Electric Products - Miscellaneous - 1.98%
Emerson Electric Co.	15,000	1,077,000

Electronics - Military - 3.87%
L-3 Communications Holdings, Inc.	26,700	2,111,169

Enterprise Software/Services - 3.26%
SAP AG ADR	41,000	1,776,530

Finance - Investment Banker/Broker - 0.25%
Bear Stearns Companies, Inc.	1,000	109,750
Friedman Billings Ramsey Group REIT, Inc.	2,500	25,475

		135,225

Food - Canned - 0.24%
Del Monte Foods Co. (a)	12,440	133,481

Food - Wholesale/Distribution - 2.93%
SYSCO Corp.	51,000	1,599,870

Industrial Automation/Robotics - 1.85%
Rockwell Automation, Inc.	19,050	1,007,745

Industrial Gases - 0.10%
Airgas, Inc.	1,800	53,334

Information Technology Services - 1.11%
Satyam Computer Services Ltd. ADR	20,000	604,400

Instruments - Scientific - 0.49%
Fisher Scientific International, Inc. (a)	4,300	266,815

Investment Companies - 0.09%
American Capital Strategies Ltd.	1,300	47,658

Machinery - Print Trade - 1.18%
Zebra Technologies Corp. (a)	16,500	644,985

Medical - Biomedical/Genetics - 5.27%
Genzyme Corp. (a)	26,000	1,862,640
Medimmune, Inc. (a)	30,000	1,009,500

		2,872,140

Medical - Drugs - 1.68%
Allergan, Inc.	10,000	916,200

Medical Instruments - 3.43%
Beckman Coulter, Inc.	2,600	140,348
St. Jude Medical, Inc. (a)	37,000	1,731,600

		1,871,948

Medical Products - 6.35%
Biomet, Inc.	21,000	728,910
Stryker Corp.	33,000	1,631,190
Zimmer Holdings, Inc. (a)	16,000	1,102,240

		3,462,340

Motorcycle/Motor Scooters - 1.78%
Harley Davidson, Inc.	20,000	968,800

Multi-line Insurance - 3.71%
American International Group, Inc.	32,650	2,022,994

Networking Products - 0.58%
Cisco Systems, Inc. (a)	17,600	315,568

Office Supplies & Forms - 0.17%
Avery Dennison Corp.	1,820	95,350

Oil - Field Services - 2.65%
Baker Hughes, Inc.	11,000	656,480
Halliburton Co.	1,500	102,780
Weatherford International Ltd. (a)	10,000	686,600

		1,445,860

Oil Refining & Marketing - 0.54%
Valero Energy Corp.	2,600	293,956

Pharmacy Services - 5.67%
Caremark RX, Inc. (a)	40,000	1,997,200
Medco Health Solutions, Inc. (a)	20,000	1,096,600

		3,093,800

Power Conversion/Supply Equipment - 0.08%
Hubbell, Inc.	890	41,768

Retail - Apparel/Shoe - 2.54%
Chicos Fas, Inc. (a)	20,000	736,000
Claire’s Stores, Inc.	2,610	62,979
Urban Outfitters, Inc. (a)	20,000	588,000

		1,386,979

Retail - Bedding - 2.14%
Bed Bath Beyond, Inc. (a)	29,000	1,165,220

Retail - Building Products - 4.01%
Lowe’s Companies, Inc.	33,950	2,186,380

Retail - Catalog Shopping - 0.11%
MSC Industrial Direct Co., Inc.	1,800	59,706

Retail - Drug Store - 0.32%
CVS Corp.	6,000	174,060

Retail - Office Supplies - 1.86%
Staples, Inc.	47,600	1,014,832

Retail - Restaurants - 0.25%
Wendy’s International, Inc.	3,000	135,450

Semiconductor Equipment - 5.96%
Analog Devices, Inc.	21,000	779,940
Linear Technology Corp.	49,000	1,841,910
Sandisk Corp. (a)	13,000	627,250

		3,249,100

Steel - Producers - 0.11%
United States Steel Corp.	1,480	62,678

Telecommunication Equipment - 1.38%
Scientific-Atlanta, Inc.	20,000	750,200

Therapeutics - 3.04%
Gilead Sciences, Inc. (a)	34,000	1,657,840

Web Portals/ISP - 1.66%
Google, Inc. (a)	2,000	632,920
Yahoo, Inc. (a)	8,000	270,720

		903,640

TOTAL COMMON STOCKS (Cost $46,581,352)		$52,660,339

SHORT TERM INVESTMENTS - 2.87%
Money Market Funds - 2.87%
First American Treasury Obligations Fund Class A	$1,568,227	$1,568,227

TOTAL SHORT TERM INVESTMENTS (Cost $1,568,227)		$1,568,227

Total Investments (Cost $48,149,579) - 99.45%		$54,228,566
Other Assets in Excess of Liabilities, Net 0.55%		297,319

TOTAL NET ASSETS - 100.00%		$54,525,885

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Growth Fund	48,149,579	7,373,873	(1,294,885)	6,078,988

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.46%
Air Delivery & Frieght Services - 0.45%
Hub Group, Inc. (a)	8,000	$293,680

Auction House/Art Dealer - 2.73%
Adesa, Inc.	81,000	1,790,100

Building - Mobile Home/Manufactured Housing - 1.96%
Champion Enterprises, Inc. (a)	87,000	1,285,860

Building Products - Air & Heating - 3.71%
Lennox International, Inc.	89,000	2,439,490

Commercial Banks - Eastern US - 0.35%
Capital Crossing Bank (a)	6,625	230,152

Commercial Services - Finance - 5.24%
Interactive Data Corp. (a)	101,000	2,287,650
NCO Group, Inc. (a)	55,700	1,150,762

		3,438,412

Consulting Services - 1.46%
Navigant Consulting, Inc. (a)	50,000	958,000

Data Processing/Management - 4.19%
InfoUSA, Inc.	163,000	1,731,060
MoneyGram International, Inc.	47,000	1,020,370

		2,751,430

Distribution/Wholesale - 7.28%
Hughes Supply, Inc.	55,000	1,793,000
Scansource, Inc. (a)	18,000	877,320
Tech Data Corp. (a)	57,500	2,110,825

		4,781,145

Diversified Manufacturing Operations - 3.94%
Federal Signal Corp.	73,000	1,247,570
Jacuzzi Brands, Inc. (a)	166,000	1,337,960

		2,585,530

E-Commerce/Products - 1.49%
1-800-Flowers.Com, Inc. (a)	140,000	981,400

Electronic Components - Misc - 1.61%
Benchmark Electronics, Inc. (a)	35,000	1,054,200

Engineering / R&D Services - 4.18%
URS Corp. (a)	68,000	2,746,520

Financial Guarantee Insurance - 2.67%
PMI Group, Inc.	44,000	1,754,280

Industrial Automation/Robotics - 2.61%
Unova, Inc. (a)	49,100	1,717,518

Investment Companies - 2.36%
MCG Capital Corp.	92,000	1,552,040

Medical - Biomedical/Genetics - 2.67%
Bio-Rad Laboratories, Inc. (a)	4,100	225,459
Charles River Laboratories International, Inc. (a)	35,040	1,528,445

		1,753,904

Medical - Drugs - 2.74%
K-V Pharmaceutical Co. (a)	101,300	1,800,101

Medical Information Systems - 1.74%
Dendrite International, Inc. (a)	57,000	1,145,130

Metal Processors & Fabrication - 2.56%
Kaydon Corp.	59,100	1,679,031

Oil Company - Exploration & Production - 9.17%
Comstock Resources, Inc. (a)	63,000	2,067,030
Energy Partners Ltd. (a)	49,000	1,529,780
Swift Energy Corp. (a)	53,000	2,424,750

		6,021,560

Publishing - Books - 3.81%
John Wiley & Sons, Inc.	60,000	2,504,400

REITS - Diversified - 3.52%
Crescent Real Estate Equities Trust	48,000	984,480
Kite Realty Group Trust	89,000	1,327,880

		2,312,360

REITS - Hotels - 2.07%
Highland Hospitality Corp.	132,500	1,359,450

REITS - Mortgage - 1.82%
Aames Investment Corp.	190,000	1,193,200

Resorts/Theme Parks - 0.34%
Sunterra Corp. (a)	17,000	223,210

Retail - Apparel/Shoe - 2.65%
Stage Stores, Inc.	64,800	1,741,176

Retail - Automobile - 3.07%
United Auto Group, Inc.	61,000	2,015,440

Retail - Pawn Shops - 1.09%
Cash America International, Inc.	34,400	713,800

Retail - Restaurants - 2.36%
CBRL Group, Inc.	46,000	1,548,360

S&L/Thrifts - Western US - 1.94%
Commercial Capital Bancorp, Inc.	75,000	1,275,000

Semiconductor Equipment - 2.13%
Axcelis, Inc. (a)	139,000	725,580
Mattson Technology, Inc. (a)	90,000	675,900

		1,401,480

Telecommunication Equipment - 3.25%
Commscope, Inc. (a)	123,000	2,132,820

Vitamins & Nutrition Products - 2.24%
NBTY, Inc. (a)	62,700	1,473,450

Wire & Cable Products - 1.06%
Belden CDT, Inc.	36,000	699,480

TOTAL COMMON STOCKS (Cost $53,024,022)		$63,353,109

SHORT TERM INVESTMENTS - 4.27%
Money Market Funds - 4.27%
First American Treasury Obligations Fund Class A	$2,802,105	$2,802,105

TOTAL SHORT TERM INVESTMENTS (Cost $2,802,105)		$2,802,105

Total Investments (Cost $55,826,127) - 100.73%		$66,155,214
Liabilities in Excess of Other Assets, Net (0.73)%		(476,482)

TOTAL NET ASSETS - 100.00%		$65,678,732

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Small Cap Value Fund	55,826,127	12,579,850	(2,250,763)	10,329,087

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Large/Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 97.50%
Aerospace/Defense - Equipment - 3.93%
Rockwell Collins, Inc.	25,200	$1,217,664
United Technologies Corp.	23,500	1,218,240

		2,435,904

Coal - 1.94%
Arch Coal, Inc.	17,800	1,201,500

Commercial Banks - Southern US - 3.98%
BB&T Corp.	31,400	1,226,170
Compass Bancshares, Inc.	27,100	1,241,993

		2,468,163

Commercial Banks - Western US - 1.98%
Zions Bancorp	17,200	1,224,812

Computer Services - 2.02%
Computer Sciences Corp. (a)	26,400	1,248,984

Cosmetics & Toiletries - 1.93%
Colgate-Palmolive Co.	22,700	1,198,333

Data Processing/Management - 1.97%
Automatic Data Processing, Inc.	28,400	1,222,336

Disposable Medical Products - 1.97%
C R Bard, Inc.	18,500	1,221,555

Diversified Manufacturing Operations - 4.07%
Eaton Corp.	19,800	1,258,290
ITT Industries, Inc.	11,100	1,260,960

		2,519,250

Diversified Operational/Commercial Services - 1.99%
Cendant Corp.	59,900	1,236,336

Electric - Integrated - 2.00%
Constellation Energy Group, Inc.	20,100	1,238,160

Electric Products - Miscellaneous - 2.11%
Emerson Electric Co.	18,200	1,306,760

Finance - Investment Banker/Broker - 4.09%
Bear Stearns Companies, Inc.	11,700	1,284,075
Legg Mason, Inc.	11,400	1,250,466

		2,534,541

Food - Dairy Products - 2.03%
Dean Foods Co. (a)	32,400	1,259,064

Food - Wholesale/Distribution - 1.98%
Bunge Ltd.	23,300	1,226,046

Industrial Gases - 1.93%
Praxair, Inc.	24,900	1,193,457

Information Technology Services - 0.95%
Perot Systems Corp. (a)	41,700	590,055

Investment Management/Advisory Services - 8.04%
Alliance Capital Management Holdings	26,800	1,282,380
Blackrock, Inc.	14,200	1,258,404
Eaton Vance Corp.	49,100	1,218,662
Franklin Resources, Inc.	14,600	1,225,816

		4,985,262

Metal - Diversified - 1.94%
Rio Tinto PLC ADR	7,300	1,199,390

Metal Processors & Fabrication - 2.12%
Precision Castparts Corp.	24,800	1,316,880

Oil - Field Services - 2.12%
Baker Hughes, Inc.	22,000	1,312,960

Oil & Gas Drilling - 1.94%
Noble Energy, Inc.	25,700	1,205,330
Oil Company - Exploration & Production - 5.87%
Apache Corp.	15,700	1,180,954
Burlington Resources, Inc.	15,400	1,252,328
Murphy Oil Corp.	24,100	1,201,867

		3,635,149

Oil Company - Integrated - 8.02%
ConocoPhillips	17,500	1,223,425
Exxon Mobil Corp.	20,000	1,270,800
Marathon Oil Corp.	17,300	1,192,489
Occidental Petroleum Corp.	15,000	1,281,450

		4,968,164

Paper & Related Products - 1.01%
Rayonier, Inc.	10,900	628,058

REITS - Diversified - 0.95%
Equity Residential	15,500	586,675
REITS - Office Property - 2.02%
Equity Office Properties Trust	38,200	1,249,522

Retail - Jewelry - 2.06%
Tiffany & Co.	32,100	1,276,617

Retail - Restaurants - 1.99%
Wendy’s International, Inc.	27,300	1,232,595

Super - Regional Banks - US - 1.98%
Comerica, Inc.	20,800	1,225,120

Telecommunication Equipment - 4.18%
Harris Corp.	32,100	1,341,780
Scientific-Atlanta, Inc.	33,300	1,249,083

		2,590,863

Telephone - Integrated - 2.01%
Alltel Corp.	19,100	1,243,601

Transport - Marine - 1.95%
Overseas Shipholding Group, Inc.	20,700	1,207,431

Transport - Rail - 2.12%
Burlington Northern Santa Fe Corp.	22,000	1,315,600

Transport - Services - 2.08%
Fedex Corp.	14,800	1,289,524

Transport - Truck - 2.04%
Yellow Roadway Corp. (a)	30,600	1,267,452

Water - 2.19%
Aqua America, Inc.	35,700	1,357,314

TOTAL COMMON STOCKS (Cost $53,879,513)		$60,418,763

SHORT TERM INVESTMENTS - 3.33%
Money Market Funds - 3.33%
First American Treasury Obligations Fund Class A	$2,065,014	$2,065,014

TOTAL SHORT TERM INVESTMENTS (Cost $2,065,014)		$2,065,014

Total Investments (Cost $55,944,527) - 100.83%		$62,483,777
Liabilities in Excess of Other Assets, Net (0.83)%		(516,704)

TOTAL NET ASSETS - 100.00%		$61,967,073

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Value Fund	55,944,527	7,461,441	(922,190)	6,539,250

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Patriot Fund

	Shares	Value
COMMON STOCKS - 91.18%
Air Delivery & Frieght Services - 0.94%
Hub Group, Inc. (a)	500	$18,355

Auction House/Art Dealer - 3.18%
Adesa, Inc.	2,800	61,880

Building - Mobile Home/Manufactured Housing - 0.99%
Champion Enterprises, Inc. (a)	1,300	19,214

Building Products - Air & Heating - 3.59%
Lennox International, Inc.	2,550	69,896

Commercial Banks - Eastern US - 0.63%
Capital Crossing Bank (a)	350	12,159

Commercial Services - Finance - 3.14%
Interactive Data Corp. (a)	2,700	61,155

Consulting Services - 1.48%
Navigant Consulting, Inc. (a)	1,500	28,740

Data Processing/Management - 5.40%
InfoUSA, Inc.	6,000	63,720
MoneyGram International, Inc.	1,900	41,249

		104,969

Distribution/Wholesale - 9.53%
Hughes Supply, Inc.	2,500	81,500
Scansource, Inc. (a)	700	34,118
Tech Data Corp. (a)	1,900	69,749

		185,367

Diversified Manufacturing Operations - 6.21%
Federal Signal Corp.	4,000	68,360
Jacuzzi Brands, Inc. (a)	6,500	52,390

		120,750

E - Commerce/Products - 2.16%
1 - 800 - Flowers.Com, Inc. (a)	6,000	42,060

Electronic Components - Misc - 1.55%
Benchmark Electronics, Inc. (a)	1,000	30,120

Engineering/ R&D Services - 1.45%
URS Corp. (a)	700	28,273

Financial Guarantee Insurance - 2.66%
PMI Group, Inc.	1,300	51,831

Industrial Automation/Robotics - 1.26%
Unova, Inc. (a)	700	24,486

Investment Companies - 1.65%
MCG Capital Corp.	1,900	32,053

Medical - Biomedical/Genetics - 3.12%
Bio - Rad Laboratories, Inc. (a)	150	8,248
Charles River Laboratories International, Inc. (a)	1,200	52,344

		60,592

Medical - Drugs - 2.88%
K - V Pharmaceutical Co. (a)	3,150	55,975

Medical Information Systems - 1.86%
Dendrite International, Inc. (a)	1,800	36,162

Oil Company - Exploration & Production - 8.43%
Comstock Resources, Inc. (a)	2,350	77,104
Energy Partners Ltd. (a)	1,500	46,830
Swift Energy Corp. (a)	875	40,031

		163,965

Publishing - Books - 3.22%
John Wiley & Sons, Inc.	1,500	62,610

REITS - Diversified - 3.60%
Crescent Real Estate Equities Trust	1,600	32,816

REITS - Hotels - 2.00%
Highland Hospitality Corp.	3,800	38,988

REITS - Mortgage - 1.70%
Aames Investment Corp.	5,250	32,970

Resorts/Theme Parks - 0.47%
Sunterra Corp. (a)	700	9,191

Retail - Apparel/Shoe - 0.41%
Stage Stores, Inc.	300	8,061

Retail - Pawn Shops - 0.96%
Cash America International, Inc.	900	18,675

Retail - Restaurants - 2.45%
Brinker International, Inc.	1,000	37,560
CBRL Group, Inc.	300	10,098

		47,658

S&L/Thrifts - Western US - 3.50%
Commercial Capital Bancorp, Inc.	4,000	68,000

Semiconductor Equipment - 2.75%
Axcelis, Inc. (a)	5,200	27,144
Mattson Technology, Inc. (a)	3,500	26,285

		53,429

Telecommunication Equipment - 3.83%
Commscope, Inc. (a)	4,300	74,562

Vitamins & Nutrition Products - 2.78%
NBTY, Inc. (a)	2,300	54,050

Wire & Cable Products - 1.40%
Belden CDT, Inc.	1,400	27,202

REITS - Diversified - 3.60%
Kite Realty Group Trust	2,500	37,300

TOTAL COMMON STOCKS (Cost $1,640,520)		$1,773,514

SHORT TERM INVESTMENTS - 4.19%
Money Market Funds - 4.19%
First American Prime Obligations Fund Class A	$81,450	$81,450

TOTAL SHORT TERM INVESTMENTS (Cost $81,450)		$81,450

Total Investments (Cost $1,721,970) - 95.37%		$1,854,964
Other Assets in Excess of Liabilities, Net 4.63%		90,047

TOTAL NET ASSETS - 100.00%		$1,945,011

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Patriot Fund	1,721,970	197,135	(64,141)	132,994

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Fixed Income Fund

	Principal Amount	Value
CORPORATE BONDS - 48.80%
Agricultural Operations - 0.72%
Archer - Daniels Midland Co.
6.625%, 05/01/2029	$200,000	$228,500

Building - Residential/Commercial - 1.53%
Centex Corp.
5.125%, 10/01/2013	500,000	482,216

Chemicals - Diversified - 0.80%
ICI Wilmington, Inc.
5.625%, 12/01/2013	250,000	252,748

Coatings/Paint - 0.96%
Sherwin - Williams Co.
7.375%, 02/01/2027	250,000	303,088

Computer Services - 1.87%
Computer Sciences Corp.
3.50%, 04/15/2008	300,000	291,440
5.00%, 02/15/2013	300,000	297,725

		589,165

Diversified Operational/Commercial Services - 2.04%
Cendant Corp.
6.25%, 01/15/2008	375,000	384,215
CUC International, Inc.
6.25%, 03/15/2010	250,000	258,537

		642,752

Education - 1.55%
California Baptist
5.70%, 01/02/2011	250,000	245,000
Western Baptist College
6.10%, 12/15/2012	250,000	245,000

		490,000

Electric - Integrated - 10.68%
Appalachian Power Co.
3.60%, 05/15/2008	250,000	243,283
Dominion Resources Inc.
5.00%, 03/15/2013	950,000	938,193
Florida Power Corp.
4.80%, 03/01/2013	500,000	494,978
Jersey Central Power & Light Co.
6.75%, 11/01/2025	300,000	303,023
Nisource Finance Corp.
5.40%, 07/15/2014	750,000	756,374
PPL CAP FDG INC
4.33%, 03/01/2009	500,000	490,527
Wisconsin Energy Corp.
6.50%, 04/01/2011	135,000	144,822

		3,371,200

Finance - Commercial - 2.36%
CIT Group Holdings, Inc.
4.125%, 02/21/2006	250,000	249,977
CIT Group, Inc.
5.00%, 02/13/2014	500,000	495,613

		745,590

Finance - Consumer Loans - 1.28%
American General Finance Corp.
5.375%, 10/01/2012	300,000	303,804
John Deere Capital Corp.
5.10%, 01/15/2013	100,000	101,346

		405,150

Finance - Investment Banker/Broker - 1.25%
Bear Stearns Companies, Inc.
4.50%, 10/28/2010	400,000	394,307

Finance - Leasing Company - 1.45%
International Lease Finance Corp.
5.75%, 02/15/2007	250,000	252,865
Sunrise International Leasing Corp
5.80%, 08/15/2007	200,000	204,029

		456,894

Finance - Other Services - 0.82%
National Rural Utilities Cooperative Finance Corp
5.75%, 08/28/2009	250,000	259,345

Food - Retail - 1.59%
Kroger Co.
5.50%, 02/01/2013	500,000	502,589

Investment Companies - 3.30%
Credit Suisse First Boston USA, Inc.
5.125%, 01/15/2014	200,000	201,318
5.50%, 08/15/2013	500,000	516,011
6.50%, 01/15/2012	300,000	325,271

		1,042,600

Life/Health Insurance - 0.92%
Protective Life
5.75%, 01/15/2019	300,000	289,029

Machinery - Farm - 1.10%
Deere & Co.
6.55%, 10/01/2028	300,000	346,640

Money Center Banks - 0.84%
HSBC
7.53%, 12/04/2026	250,000	265,700

Multi - line Insurance - 1.90%
Unitrin, Inc.
4.875%, 11/01/2010	300,000	296,018
5.75%, 07/01/2007	300,000	303,876

		599,894

Office Supplies & Forms - 0.63%
Avery Dennison Corp.
4.875%, 01/15/2013	200,000	199,565

Paper & Related Products - 0.78%
International Paper Co.
4.25%, 01/15/2009	250,000	244,734

Pipelines - 0.60%
Duke Energy Field Services LLC
5.75%, 11/15/2006	187,000	189,172

Printing - Commercial - 1.07%
R.R. Donnelley & Sons Co.
6.625%, 04/15/2029	315,000	337,771

Super - Regional Banks - US - 1.52%
Huntington Bancshares, Inc.
3.125%, 05/15/2008	500,000	481,376

Telephone - Integrated - 1.55%
Deutsche Telekom International Finance BV
3.875%, 07/22/2008	500,000	490,765

Transport - Rail - 5.69%
CSX Corp.
4.875%, 11/01/2009	920,000	919,294

Southern Pacific Rail Corp
3.875%, 02/15/2009	900,000	875,331

		1,794,625

TOTAL CORPORATE BONDS (Amortized Cost $15,370,106)		$15,405,415

MUNICIPAL BONDS - 0.62%
North Carolina - 0.62%
North Carolina Eastern Municipal Power Agency
3.98%, 01/01/2007	200,000	196,792

TOTAL MUNICIPAL BONDS (Amortized Cost $200,858)		$196,792

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.41%
GNMA - 24.71%
Series 641577, 5.50%, 06/15/2035	1,434,428	1,448,989
Pool 585163, 5.00%, 02/15/2018	140,605	141,434
Pool 585180, 5.00%, 02/15/2018	145,280	146,136
Pool 3596, 5.50%, 08/20/2034	828,558	835,370
Pool 592492, 5.50%, 03/15/2018	161,811	162,765
Pool 599821, 5.50%, 01/15/2018	128,837	129,597
Pool 3584, 6.00%, 07/20/2034	375,894	384,055
Pool 781694, 6.00%, 12/01/2031	344,611	353,191
Pool 3544, 5.50%, 04/01/2034	387,743	390,931
Pool 3583, 5.50%, 07/01/2034	411,877	415,263
Pool 3637, 5.50%, 11/01/2034	892,176	899,510
Pool 3665, 5.50%, 01/01/2035	1,379,067	1,390,487
Pool 3679, 6.00%, 02/01/2035	876,959	895,939
Pool 3612, 6.50%, 09/01/2034	1,020,331	1,056,858

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $8,739,540)		$8,650,525

U.S. TREASURY OBLIGATIONS - 12.72%
U.S. Treasury Note/Bond - 12.72%
3.375%, 09/15/2009	1,000,000	970,391
4.00%, 02/15/2015	485,000	472,269
4.125%, 05/15/2015	1,000,000	983,086
13.875%, 05/15/2011	1,500,000	1,589,064

TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $4,050,640)		$4,014,810

	Shares	Value
SHORT TERM INVESTMENTS - 9.50%
Money Market Funds - 9.50%
Cash Trust Series II - Treasury Cash Series II	$1,500,000	$1,500,000
First American Treasury Obligations Fund Class A	1,500,000	1,500,000

		3,000,000

TOTAL SHORT TERM INVESTMENTS (Amortized Cost $3,000,000)		$3,000,000

Total Investments (Amortized Cost $31,361,144) - 99.05%		$31,267,542
Other Assets in Excess of Liabilities, Net 0.95%		298,863

TOTAL NET ASSETS - 100.00%		$31,566,405

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Fixed Income Fund	31,361,144	271,291	(364,893)	(93,603)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Money Market Fund

	Principal Amount	Value
GOVERNMENT SECURITY & AGENCY ISSUES - 94.72%
Federal Home Loan Bank System Fhlb
0.00%, 10/14/2005 to 11/29/2005	$3,600,000	$4,185,066
Federal Farm Credit Banks
0.00, 10/05/2005	500,000	499,905
Federal Home Loan Bank System Fhlb
0.00, 11/09/2005	600,000	4,185,066

TOTAL GOVERNMENT SECURITY & AGENCY ISSUES (Amortized Cost $4,684,971)		$4,684,971

	Shares	Value
MONEY MARKET FUNDS - 5.53%
Cash Trust Series II - Treasury Cash Series II	43,519	43,519
First American Treasury Obligations Fund Class A	230,000	230,000

TOTAL MONEY MARKET FUNDS (Amortized Cost $273,519)		$273,519

Total Investments (Amortized Cost $4,958,490) - 100.25%		$4,958,490
Liabilities in Excess of Other Assets, Net (0.25)%		(12,363)

TOTAL NET ASSETS - 100.00%		$4,946,127

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Money Market	4,958,490	0	0	0

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Strategic Growth

	Shares	Value
MUTUAL FUNDS - 100.27%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	1,270,263	$9,298,326
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	2,382,620	16,035,030
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	796,572	11,685,717
Timothy Plan Fund Small Cap Value Fund Class A (a)	608,323	9,203,928

TOTAL MUTUAL FUNDS (Cost $40,108,795)		$46,223,001

Total Investments (Cost $40,108,795) - 100.27%		$46,223,001
Liabilities in Excess of Other Assets, Net (0.27)%		(125,023)

TOTAL NET ASSETS - 100.00%		$46,097,978

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth	40,108,795	6,808,007	(693,801)	6,114,206

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Conservative Growth

	Shares	Value
MUTUAL FUNDS - 100.14%
Timothy Plan Fund Fixed Income Fund Class A	1,225,686	$12,452,971
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	1,268,849	8,539,353
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	908,021	13,320,670
Timothy Plan Fund Small Cap Value Fund Class A (a)	562,660	8,513,042

TOTAL MUTUAL FUNDS (Cost $37,837,085)		$42,826,036

Total Investments (Cost $37,837,085) - 100.14%		$42,826,036
Liabilities in Excess of Other Assets, Net (0.14)%		(57,849)

TOTAL NET ASSETS - 100.00%		$42,768,187

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Conservative Growth	37,837,085	5,393,348	(404,397)	4,988,951

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Small Cap Variable Annuity Fund

	Shares	Value
COMMON STOCKS - 97.73%
Air Delivery & Frieght Services - 0.75%
Hub Group, Inc. (a)	1,000	$36,710

Auction House/Art Dealer - 2.31%
Adesa, Inc.	5,100	112,710

Building - Mobile Home/Manufactured Housing - 1.90%
Champion Enterprises, Inc. (a)	6,300	93,114

Building Products - Air & Heating - 4.20%
Lennox International, Inc.	7,500	205,575

Commercial Banks - Eastern US - 0.64%
Capital Crossing Bank (a)	900	31,266

Commercial Services - Finance - 4.93%
Interactive Data Corp. (a)	8,000	181,200
NCO Group, Inc. (a)	2,900	59,914

		241,114

Consulting Services - 1.57%
Navigant Consulting, Inc. (a)	4,000	76,640

Data Processing/Management - 4.36%
InfoUSA, Inc.	16,000	169,920
MoneyGram International, Inc.	2,000	43,420

		213,340

Distribution/Wholesale - 6.58%
Hughes Supply, Inc.	3,500	114,100
Scansource, Inc. (a)	1,100	53,614
Tech Data Corp. (a)	4,200	154,182

		321,896

Diversified Manufacturing Operations - 4.26%
Federal Signal Corp.	5,500	93,995
Jacuzzi Brands, Inc. (a)	14,200	114,452

		208,447

E-Commerce/Products - 1.58%
1-800-Flowers.Com, Inc. (a)	11,000	77,110

Electric - Integrated - 0.00%
Allete, Inc.	1	46

Electronic Components - Misc - 1.85%
Benchmark Electronics, Inc. (a)	3,000	90,360

Engineering/ R&D Services - 4.29%
URS Corp. (a)	5,200	210,028

Financial Guarantee Insurance - 2.45%
PMI Group, Inc.	3,000	119,610

Industrial Automation/Robotics - 2.72%
Unova, Inc. (a)	3,800	132,924

Investment Companies - 1.04%
MCG Capital Corp.	3,000	50,610

Medical - Biomedical/Genetics - 3.67%
Bio-Rad Laboratories, Inc. (a)	600	32,994
Charles River Laboratories International, Inc. (a)	3,360	146,563

		179,557

Medical - Drugs - 2.82%
K-V Pharmaceutical Co. (a)	7,750	137,717

Medical Information Systems - 2.01%
Dendrite International, Inc. (a)	4,900	98,441

Metal Processors & Fabrication - 2.90%
Kaydon Corp.	5,000	142,050

Oil Company - Exploration & Production - 8.08%
Comstock Resources, Inc. (a)	4,000	131,240
Energy Partners Ltd. (a)	4,500	140,490
Swift Energy Corp. (a)	2,700	123,525

		395,255

Publishing - Books - 3.41%
John Wiley & Sons, Inc.	4,000	166,960

REITS - Diversified - 3.36%
Crescent Real Estate Equities Trust	3,000	61,530

REITS - Hotels - 2.10%
Highland Hospitality Corp.	10,000	102,600

REITS - Mortgage - 1.28%
Aames Investment Corp.	10,000	62,800

Resorts/Theme Parks - 0.30%
Sunterra Corp. (a)	1,100	14,443

Retail - Apparel/Shoe - 2.72%
Stage Stores, Inc.	4,950	133,006

Retail - Automobile - 3.78%
United Auto Group, Inc.	5,600	185,024

Retail - Pawn Shops - 1.06%
Cash America International, Inc.	2,500	51,875

Retail - Restaurants - 1.72%
CBRL Group, Inc.	2,500	84,150

S&L/Thrifts - Western US - 2.78%
Commercial Capital Bancorp, Inc.	8,000	136,000

Semiconductor Equipment - 2.83%
Axcelis, Inc. (a)	15,000	78,300
Mattson Technology, Inc. (a)	8,000	60,080

		138,380

Telecommunication Equipment - 4.18%
Commscope, Inc. (a)	11,800	204,612

Vitamins & Nutrition Products - 2.31%
NBTY, Inc. (a)	4,800	112,800

Wire & Cable Products - 0.99%
Belden CDT, Inc.	2,500	48,575

REITS - Diversified - 3.36%
Kite Realty Group Trust	6,900	102,948

TOTAL COMMON STOCKS (Cost $4,004,263)		$4,780,223

SHORT TERM INVESTMENTS - 3.36%
Money Market Funds - 3.36%
First American Treasury Obligations Fund Class A	$164,364	$164,364

TOTAL SHORT TERM INVESTMENTS (Cost $164,364)		$164,364

Total Investments (Cost $4,168,627) - 101.09%		$4,944,587
Liabilities in Excess of Other Assets, Net (1.09)%		(53,203)

TOTAL NET ASSETS - 100.00%		$4,891,384

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Annuity Series Fund	4,168,627	989,282	(213,321)	775,961

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Strategic Growth Variable

	Shares	Value
MUTUAL FUNDS - 99.84%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	206,883	$1,514,387
Timothy Plan Fund Fixed Income Fund Class A	82,386	837,040
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	413,296	2,781,485
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	132,531	1,944,227
Timothy Plan Fund Small Cap Value Fund Class A (a)	99,494	1,505,344

TOTAL MUTUAL FUNDS (Cost $7,466,897)		$8,582,483

SHORT TERM INVESTMENTS - 0.17%
Money Market Funds - 0.17%
First American Government Obligations Fund Class A	$15,084	$15,084

TOTAL SHORT TERM INVESTMENTS (Cost $15,084)		$15,084

Total Investments (Cost $7,481,981) - 100.01%		$8,597,567
Liabilities in Excess of Other Assets, Net (0.01)%		(1,195)

TOTAL NET ASSETS - 100.00%		$8,596,372

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth Variable	7,481,981	1,159,991	(44,406)	1,115,585

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

September 30, 2005 (Unaudited)

Timothy Conservative Growth Variable

	Shares	Value
MUTUAL FUNDS - 99.65%
Timothy Plan Fund Fixed Income Fund Class A	304,022	$3,088,867
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	341,242	2,296,557
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	215,976	3,168,370
Timothy Plan Fund Money Market Fund	1,133,226	1,133,226
Timothy Plan Fund Small Cap Value Fund Class A (a)	114,409	1,731,013

TOTAL MUTUAL FUNDS (Cost $10,610,412)		$11,418,033

SHORT TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
First American Government Obligations Fund Class A	$24,418	$24,418

TOTAL SHORT TERM INVESTMENTS (Cost $24,418)		$24,418

Total Investments (Cost $10,634,830) - 99.86%		$11,442,451
Other Assets in Excess of Liabilities, Net 0.14%		16,362

TOTAL NET ASSETS - 100.00%		$11,458,813

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth Variable	10,634,830	879,589	(68,968)	807,621

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally

Date: November 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date: November 1, 2005

By	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date: November 1, 2005